Worker's Profit Sharing - Summary of Worker's Profit Sharing (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure employees participation [line items]
Workers profit sharing	S/ 7,862	S/ 9,777	S/ 9,844
Cost of sales of goods and services [member]
Disclosure employees participation [line items]
Workers profit sharing	5,274	2,215	8,547
Administrative expenses [member]
Disclosure employees participation [line items]
Workers profit sharing	S/ 2,588	S/ 7,562	S/ 1,297